Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jan. 17, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The pay versus performance information is provided pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The following table sets forth information regarding the compensation per the Summary Compensation Table (SCT) on page 53 of this Proxy Statement, the compensation actually paid (CAP) to our principal executive officer (PEO) and, on average, to our other named executive officers (Non-PEO NEOs) during the specified years, as calculated in accordance with the Pay Versus Performance (PvP) disclosure rule, and the Company’s performance.

	Summary Compensation Table Total for PEO ($) (b)		Compensation Actually Paid to PEO ($) (c)		Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)							Compass Minerals TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	Adjusted EBITDA(1) ($ Millions) (i)
	Dowling	Crutchfield	Dowling	Crutchfield
2025	6,343,575	-	8,837,759	-	1,224,496	1,002,928	34	186	(79.8)	198.8
2024	5,845,645	10,423,984	5,363,532	1,540,890	1,792,079	657,407	21	135	(206)	206.0
2023	-	9,173,738	-	2,909,970	2,670,324	1,314,008	48	131	16	198.2
2022	-	10,613,024	-	4,897,914	2,777,012	1,251,000	65	114	(25)	193.1
2021	-	5,797,560	-	3,880,277	1,733,811	1,089,954	108	125	(213)	204.1

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

Column (d): The following non-CEO named executive officers are included in the average figures shown:

Fiscal Year 2021: James Standen, Mary Frontczak, George Schuller Jr., and Brad Griffith

Fiscal Year 2022: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., James Standen, and Brad Griffith

Fiscal Year 2023: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., and James Standen

Fiscal Year 2024: Lorin Crenshaw, Jeffrey Cathey, Mary Frontczak, Benjamin Nichols, George Schuller Jr., Jennifer Hood, and James Standen

Fiscal Year 2025: Peter Fjellman, Patrick Merrin, Benjamin Nichols, Amy Tills, Jeffrey Cathey, Mary Frontczak, and Jennifer Hood

Peer Group Issuers, Footnote [Text Block]

Column (g): For the relevant fiscal year, represents the cumulative TSR of the Compensation Peer Group (“Peer Group TSR”) for the measurement periods ending on September 30 of each of 2025, 2024, 2023, 2022 and 2021. The peer group used for this purpose in 2025 consists of the following companies: Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Ecovyst Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., LSB Industries, Inc., Metallus Inc., Minerals Technologies Inc., Peabody Energy Corporation, Ramaco Resources, Inc., Sensient Technologies Corporation, SSR Mining Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc The peer group used for this purpose in 2024 and 2023 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Eagle Materials Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., Livent Corporation, Minerals Technologies Inc., Peabody Energy Corporation, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc. The peer group used for this purpose in 2021 and 2022 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Cleveland-Cliffs Inc., Coeur Mining, Inc., Eagle Materials Inc., Ferro Corporation, H.B. Fuller Company, Hecla Mining Company, Innospec Inc., Minerals Technologies Inc., Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.

Adjustment To PEO Compensation, Footnote

Column (c): “Compensation Actually Paid to the PEO” in each of fiscal years 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023	2024		2025
CEO	Crutchfield	Crutchfield	Crutchfield	Dowling	Crutchfield	Dowling
SCT Total Compensation ($)	5,797,560	10,613,024	9,173,738	5,845,645	10,423,984	6,343,575
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	3,477,562	7,881,343	5,997,970	3,535,579	3,934,025	3,500,019
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,466,383	6,017,107	2,856,593	3,053,466	0	5,320,412
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(495,027)	(2,724,785)	(3,325,077)	0	0	645,845
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	588,923	(1,126,088)	202,685	0	(66,604)	48,947
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	0	(4,882,466)	0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	0	0	21,000
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	0	0	0
Compensation Actually Paid ($)	3,880,277	4,897,914	2,909,970	5,363,532	1,540,890	8,837,759

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance modifier as of year-end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount			$ 1,224,496	$ 1,792,079	$ 2,670,324	$ 2,777,012	$ 1,733,811
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,002,928	657,407	1,314,008	1,251,000	1,089,954
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (e): “Average Compensation Actually Paid to Non-PEO NEOs” in each of fiscal years 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023	2024	2025
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	1,733,811	2,777,012	2,670,324	1,792,079	1,224,496
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	972,178	1,272,670	1,561,016	860,161	654,166
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	405,201	547,929	609,311	170,509	596,436
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(34,082)	(303,692)	(459,642)	(105,065)	2,853
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(42,798)	(87,736)	55,031	(14,085)	2,030
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	(409,843)	-	(325,870)	(155,772)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	0	12,949
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	0	0
Compensation Actually Paid ($)	1,089,954	1,251,000	1,314,008	657,407	1,002,928

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance modifier as of year-end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Pay and Performance

Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in fiscal years 2021, 2022, 2023, 2024, and 2025 to (1) TSR of both Compass Minerals and the Peer Group, (2) Compass Minerals’ net income and (3) Compass Minerals’ adjusted EBITDA(1).

CAP vs Total Shareholder Return

(1)	For the definition of EBITDA, please refer to page 10.

Compensation Actually Paid vs. Net Income [Text Block]			Relationship Between Pay and GAAP Net Income The following shows the relationship between PEO CAP, Average Non.PEO NEO CAP and GAAP Net Income. CAP vs GAAP Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Relationship Between Pay and Adjusted EBITDA The following shows the relationship between PEO CAP, Average Non.PEO NEO CAP, and Adjusted EBITDA. CAP vs Adjusted EBITDA
Tabular List [Table Text Block]

Most Important Performance Measures

Listed below are the performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for fiscal 2025, to company performance.

Measure
Adjusted EBITDA(1)
Adjusted Operating Cash Flow
Free Cash Flow
Relative Total Shareholder Return (rTSR)
Return on Capital Employed (ROCE)
Safety - Total Recordable Injury Rate (TRIR)
(1)	For the definition of EBITDA, please refer to page 10.

Total Shareholder Return Amount							108	$ 65	$ 48	$ 21	$ 34
Peer Group Total Shareholder Return Amount							125	$ 114	$ 131	$ 135	$ 186
Net Income (Loss) Attributable to Parent			$ (79,800,000)	$ (206,000,000)	$ 16,000,000	$ (25,000,000)	$ (213,000,000)
Company Selected Measure Amount			198,800,000	206,000,000.0	198,200,000	193,100,000	204,100,000
PEO Name	Crutchfield	Dowling	Dowling		Crutchfield	Crutchfield	Crutchfield
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA(1)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return (rTSR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Return on Capital Employed (ROCE)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Safety - Total Recordable Injury Rate (TRIR)
Stockand Option Award Values Reportedin S C Tforthe Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 654,166	$ 860,161	$ 1,561,016	$ 1,272,670	$ 972,178
Fair Valuefor Stockand Option Awards Grantedinthe Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			596,436	170,509	609,311	547,929	405,201
Changein Fair Valueof Outstanding Unvested Stockand Option Awardsfrom Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,853	(105,065)	(459,642)	(303,692)	(34,082)
Changein Fair Valueof Stockand Option Awardsfrom Prior Yearsthat Vestedinthe Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,030	(14,085)	55,031	(87,736)	(42,798)
Fair Valueof Stockand Option Awards Forfeitedduringthe Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(155,772)	(325,870)	(0)	(409,843)	(0)
Aggregate Changein Actuarial Present Valueof Accumulated Benefit Under Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,949	0	(0)	(0)	(0)
Aggregate Service Costand Prior Service Costfor Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(0)	(0)	(0)
Dowling [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 5,845,645	6,343,575	5,845,645	(0)	(0)	(0)
PEO Actually Paid Compensation Amount		5,363,532	8,837,759	5,363,532	(0)	(0)	(0)
Dowling [Member] | Stockand Option Award Values Reportedin S C Tforthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,535,579	3,500,019
Dowling [Member] | Fair Valuefor Stockand Option Awards Grantedinthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,053,466	5,320,412
Dowling [Member] | Changein Fair Valueof Outstanding Unvested Stockand Option Awardsfrom Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	645,845
Dowling [Member] | Changein Fair Valueof Stockand Option Awardsfrom Prior Yearsthat Vestedinthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	48,947
Dowling [Member] | Fair Valueof Stockand Option Awards Forfeitedduringthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Dowling [Member] | Aggregate Changein Actuarial Present Valueof Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	21,000
Dowling [Member] | Aggregate Service Costand Prior Service Costfor Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
Crutchfield [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,423,984		(0)	10,423,984	9,173,738	10,613,024	5,797,560
PEO Actually Paid Compensation Amount	1,540,890		$ (0)	$ 1,540,890	2,909,970	4,897,914	3,880,277
Crutchfield [Member] | Stockand Option Award Values Reportedin S C Tforthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,934,025				5,997,970	7,881,343	3,477,562
Crutchfield [Member] | Fair Valuefor Stockand Option Awards Grantedinthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				2,856,593	6,017,107	1,466,383
Crutchfield [Member] | Changein Fair Valueof Outstanding Unvested Stockand Option Awardsfrom Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				(3,325,077)	(2,724,785)	(495,027)
Crutchfield [Member] | Changein Fair Valueof Stockand Option Awardsfrom Prior Yearsthat Vestedinthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,604)				202,685	(1,126,088)	588,923
Crutchfield [Member] | Fair Valueof Stockand Option Awards Forfeitedduringthe Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,882,466)				(0)	(0)	(0)
Crutchfield [Member] | Aggregate Changein Actuarial Present Valueof Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				(0)	(0)	(0)
Crutchfield [Member] | Aggregate Service Costand Prior Service Costfor Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0				$ (0)	$ (0)	$ (0)